UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07513

Putnam Funds Trust

(Exact name of registrant as specified in charter)

100 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Stephen Tate, Vice President

100 Federal Street

Boston, Massachusetts 02110

Copy to:

Bryan Chegwidden, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, New York 10036

James E. Thomas, Esq.

Ropes & Gray LLP

800 Boylston Street

Boston, Massachusetts 02199

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 292-1000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2026

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Putnam Short Term Investment Fund
Class G
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Short Term Investment Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class G	$2	0.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,692,137,749
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Putnam Short Term Investment Fund	PAGE 1	39210-STSG-0326

Putnam Short Term Investment Fund
Class P
Semi-Annual Shareholder Report | January 31, 2026

This semi-annual shareholder report contains important information about Putnam Short Term Investment Fund for the period August 1, 2025, to January 31, 2026.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-internalusefunds-documents. You can also request this information by contacting us at (800) 225-1581.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class P	$2	0.03%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,692,137,749
Total Number of Portfolio Holdings	96
Portfolio Turnover Rate	40%
WHAT DID THE FUND INVEST IN? (as of January 31, 2026)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-internalusefunds-documents, including its:
• proxy voting information • financial information • holdings • tax information
Putnam Short Term Investment Fund	PAGE 1	39210-STSP-0326

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Putnam Short Term
Investment Fund
Financial Statements and Other Important Information
Semi-Annual | January 31, 2026
If you need assistance accessing this content, please reach out to your sales representative or send an email to
accessibility@franklintempleton.com .

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 9
Notes to Financial Statements 12
Changes In and Disagreements with Accountants 17
Results of Meeting(s) of Shareholders 17
Remuneration Paid to Directors, Officers and Others 17
Board Approval of Management and Subadvisory Agreements 17

Putnam Funds Trust
Financial Highlights
Putnam Short Term Investment Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
a
Class G
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations
b
:
Net investment income
c
............. 0.021 0.047 0.055 0.042 0.004 0.001
Net realized and unrealized gains
(losses)
d
....................... — — — — — —
Total from investment operations ........ 0.021 0.047 0.055 0.042 0.004 0.001
Less distributions from:
Net investment income .............. (0.021) (0.047) (0.055) (0.042) (0.004) (0.001)
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
e
....................... 2.13% 4.83% 5.67% 4.31% 0.40% 0.14%
Ratios to average net assets
f
Expenses before waiver and payments by
affiliates .......................... 0.28% 0.28% 0.28% 0.29% 0.28% 0.28%
Expenses net of waiver and payments by
affiliates .......................... 0.03% 0.03%
g
0.03%
g
0.04%
g
0.03%
g
0.03%
g
Net investment income ............... 4.15% 4.73% 5.51% 4.30% 0.43% 0.14%
Supplemental data
Net assets, end of period (000’s) ........ $10,521 $9,686 $5,162 $3,436 $2,930 $1,799
Portfolio turnover rate ................ 40% —% —% —% —% 25%
a
For the period August 3, 2020 (commencement of operations) to July 31, 2021.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Amount rounds to less than $0.001 per share.
e
Total return is not annualized for periods less than one year.
f
Ratios are annualized for periods less than one year, except for non-recurring expenses, if any.
g
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Financial Highlights
Putnam Short Term Investment Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended January
31, 2026
(unaudited)
Year Ended July 31,
2025 2024 2023 2022 2021
Class P
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Income from investment operations
a
:
Net investment income
b
............. 0.021 0.047 0.055 0.042 0.004 0.001
Net realized and unrealized gains
(losses)
c
....................... — — — — — —
Total from investment operations ........ 0.021 0.047 0.055 0.042 0.004 0.001
Less distributions from:
Net investment income .............. (0.021) (0.047) (0.055) (0.042) (0.004) (0.001)
Net asset value, end of period .......... $1.00 $1.00 $1.00 $1.00 $1.00 $1.00
Total return
d
....................... 2.13% 4.83% 5.67% 4.31% 0.40% 0.14%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates .......................... 0.28% 0.28% 0.28% 0.29% 0.28% 0.28%
Expenses net of waiver and payments by
affiliates .......................... 0.03% 0.03%
f
0.03%
f
0.04%
f
0.03%
f
0.03%
f
Net investment income ............... 4.14% 4.73% 5.50% 4.18% 0.35% 0.15%
Supplemental data
Net assets, end of period (000’s) ........ $1,681,617 $1,596,505 $2,545,026 $2,160,313 $2,085,929 $3,009,268
Portfolio turnover rate ................ 40% —% —% —% —% 25%
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Amount rounds to less than $0.001 per share.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Putnam Funds Trust
Schedule of Investments (unaudited), January 31, 2026
Putnam Short Term Investment Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 100.2%
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Certificates of Deposit 7.1%
Banco Santander SA, 4%, 4/08/26 ...................... Spain 9,250,000 $ 9,252,658
a
Bank of America Corp., 3.98%, 12/28/26 .................. United States 8,000,000 7,999,950
Bank of America NA ,
4.25%, 3/02/26 ..................................... United States 11,000,000 11,004,026
a
4%, 4/09/26 ....................................... United States 9,000,000 9,003,492
a
4.02%, 12/04/26 .................................... United States 8,900,000 8,905,242
28,912,760
a
Bank of Montreal ,
3.98%, 8/11/26 ..................................... Canada 8,500,000 8,504,429
4.02%, 2/12/27 ..................................... Canada 8,100,000 8,099,149
16,603,578
a
Bank of Nova Scotia (The), 4%, 12/03/26 ................. Canada 14,000,000 14,005,226
a
Canadian Imperial Bank of Commerce, 3.95%, 2/09/26 ....... Canada 7,500,000 7,500,481
a
Cooperatieve Rabobank UA, 3.92%, 4/06/26 ............... Netherlands 11,000,000 11,003,897
Wells Fargo Bank NA ,
3.8%, 9/16/26 ...................................... United States 8,500,000 8,504,112
3.75%, 12/17/26 .................................... United States 8,500,000 8,498,344
3.75%, 1/26/27 ..................................... United States 8,000,000 7,999,139
25,001,595
Total Certificates of Deposit (Cost $120,250,318) ..............................
120,280,145
a a a
Commercial Papers 36.7%
b,c
ABN AMRO Funding USA LLC ,
144A, 3.96%, 2/17/26 ................................ Netherlands 9,500,000 9,482,286
144A, 3.84%, 4/09/26 ................................ Netherlands 8,250,000 8,190,569
17,672,855
c
Australia & New Zealand Banking Group Ltd. ,
a
144A, 3.85%, 2/11/26 ................................ Australia 10,750,000 10,750,215
b
144A, 3.85%, 2/23/26 ................................ Australia 8,500,000 8,479,168
b
144A, 3.75%, 6/05/26 ................................ Australia 9,150,000 9,032,533
b
144A, 3.72%, 7/23/26 ................................ Australia 8,000,000 7,859,408
b
144A, 3.72%, 8/20/26 ................................ Australia 8,625,000 8,449,678
44,571,002
b,c
Banco Santander SA , 144A, 4.14% , 2/09/26 ............... Spain 8,000,000 7,991,733
b,c
Barclays Bank plc , 144A, 3.89% , 4/13/26 ................. United Kingdom 8,250,000 8,186,318
b,c
BPCE SA ,
144A, 3.86%, 2/26/26 ................................ France 9,250,000 9,224,307
144A, 3.82%, 4/07/26 ................................ France 9,250,000 9,185,707
144A, 3.82%, 7/02/26 ................................ France 8,300,000 8,168,424
26,578,438
b
Canada Government Bond , 4.05% , 2/09/26 ................ Canada 9,500,000 9,490,381
b,c
Chariot Funding LLC ,
144A, 3.88%, 2/27/26 ................................ United States 9,125,000 9,098,542
144A, 3.84%, 4/08/26 ................................ United States 7,000,000 6,950,390
16,048,932
b
Cooperatieve Rabobank UA , 3.85% , 3/16/26 ............... Netherlands 9,750,000 9,704,323

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Term Investment Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
b
Credit Agricole Corporate and Investment Bank SA ,
3.73%, 3/09/26 ..................................... France 8,250,000 $ 8,218,482
3.75%, 6/03/26 ..................................... France 9,350,000 9,231,613
17,450,095
b,c
Danske Bank A/S , 144A, 3.81% , 5/27/26 .................. Denmark 8,750,000 8,643,914
b,c
DNB Bank ASA , 144A, 3.72% , 4/09/26 ................... Norway 7,000,000 6,951,204
b
Export Development Canada , 3.68% , 3/03/26 .............. Canada 9,500,000 9,469,994
b
Exxon Mobil Corp. , 3.75% , 3/25/26 ...................... United States 13,000,000 12,928,669
a,c
ING US Funding LLC , 144A, 3.84% , 4/22/26 ............... Netherlands 9,250,000 9,251,309
b,c
John Deere Financial, Inc. , 144A, 3.86% , 3/25/26 ........... United States 7,800,000 7,755,914
b
Lloyds Bank plc ,
c
144A, 3.8%, 3/19/26 ................................. United Kingdom 9,500,000 9,453,108
3.75%, 5/07/26 ..................................... United Kingdom 7,650,000 7,574,177
3.75%, 7/20/26 ..................................... United Kingdom 7,750,000 7,614,972
24,642,257
b,c
Mizuho Bank Ltd. ,
144A, 3.87%, 3/02/26 ................................ Japan 8,000,000 7,974,291
144A, 3.84%, 5/06/26 ................................ Japan 8,200,000 8,117,825
16,092,116
b
MUFG Bank Ltd. ,
3.77%, 2/27/26 ..................................... Japan 8,400,000 8,376,325
3.79%, 3/24/26 ..................................... Japan 9,250,000 9,199,584
17,575,909
a,c
National Australia Bank Ltd. ,
144A, 3.89%, 2/20/26 ................................ Australia 12,250,000 12,251,109
144A, 3.91%, 3/20/26 ................................ Australia 14,000,000 14,002,352
26,253,461
c
National Bank of Canada ,
a
144A, 3.84%, 3/25/26 ................................ Canada 8,250,000 8,249,604
b
144A, 3.78%, 4/30/26 ................................ Canada 8,250,000 8,173,584
16,423,188
b,c
Nationwide Building Society ,
144A, 3.98%, 2/13/26 ................................ United Kingdom 8,650,000 8,637,584
144A, 3.73%, 3/18/26 ................................ United Kingdom 8,330,000 8,290,538
144A, 3.77%, 3/23/26 ................................ United Kingdom 8,250,000 8,206,202
25,134,324
c
Nordea Bank Abp ,
b
144A, 3.72%, 5/18/26 ................................ Finland 8,250,000 8,159,759
a
144A, 3.88%, 6/23/26 ................................ Finland 8,250,000 8,253,292
16,413,051
b,c
NRW Bank ,
144A, 4.05%, 2/09/26 ................................ Germany 8,250,000 8,241,646
144A, 3.74%, 4/02/26 ................................ Germany 8,250,000 8,198,026
144A, 3.73%, 4/10/26 ................................ Germany 8,000,000 7,943,222
24,382,894
b,c
Province of Quebec Canada , 144A, 3.8% , 2/24/26 ........... Canada 8,500,000 8,478,521
a,c
Royal Bank of Canada , 144A, 3.92% , 3/23/26 .............. Canada 10,500,000 10,501,517

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Term Investment Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Commercial Papers
(continued)
b,c
Sanofi SA , 144A, 4.03% , 2/10/26 ....................... United States 8,250,000 $ 8,240,778
b
Santander UK plc , 3.81% , 3/05/26 ....................... United Kingdom 8,650,000 8,619,882
a,c
Skandinaviska Enskilda Banken AB , 144A, 3.85% , 3/11/26 .... Sweden 9,300,000 9,300,955
b,c
Societe Generale SA , 144A, 3.87% , 3/31/26 ............... France 8,500,000 8,446,496
a,c
Sumitomo Mitsui Banking Corp. , 144A, 3.87% , 2/26/26 ....... Japan 5,500,000 5,500,389
b,c
Sumitomo Mitsui Trust Bank Ltd. , 144A, 4.52% , 2/04/26 ...... Japan 9,050,000 9,045,460
b,c
Sumitomo Mitsui Trust Bank USA Ltd. , 144A, 3.9% , 2/17/26 ... Japan 9,500,000 9,482,541
b,c
Sumitomo Mitsui Trust NY , 144A, 3.84% , 3/10/26 ............ Japan 8,500,000 8,465,658
a,c
Svenska Handelsbanken AB , 144A, 3.91% , 4/22/26 ......... Sweden 8,400,000 8,402,537
c
Swedbank AB ,
a
144A, 3.83%, 3/10/26 ................................ Sweden 8,700,000 8,701,070
b
144A, 3.78%, 4/16/26 ................................ Sweden 8,250,000 8,185,579
b
144A, 3.77%, 7/28/26 ................................ Sweden 8,000,000 7,853,575
24,740,224
c
Toronto-Dominion Bank (The) ,
b
144A, 3.91%, 2/25/26 ................................ Canada 8,650,000 8,626,582
b
144A, 3.86%, 3/13/26 ................................ Canada 8,500,000 8,462,792
a
144A, 3.98%, 11/06/26 ............................... Canada 9,250,000 9,255,467
26,344,841
b,c
TotalEnergies Capital SA ,
144A, 3.9%, 2/19/26 ................................. France 8,500,000 8,482,539
144A, 3.85%, 2/26/26 ................................ France 8,500,000 8,476,425
144A, 3.82%, 3/20/26 ................................ France 8,825,000 8,780,316
144A, 3.81%, 3/31/26 ................................ France 8,000,000 7,950,400
33,689,680
b
Toyota Credit de Puerto Rico Corp. ,
3.84%, 3/20/26 ..................................... United States 6,750,000 6,715,593
3.92%, 5/26/26 ..................................... United States 3,750,000 3,703,648
10,419,241
b
Toyota Motor Credit Corp. ,
4.04%, 2/10/26 ..................................... United States 8,000,000 7,991,032
3.91%, 2/17/26 ..................................... United States 9,250,000 9,232,962
3.82%, 4/14/26 ..................................... United States 6,500,000 6,450,029
23,674,023
c
Westpac Banking Corp. ,
a
144A, 3.87%, 3/02/26 ................................ Australia 20,300,000 20,302,406
b
144A, 3.81%, 1/21/27 ................................ Australia 8,000,000 7,710,062
28,012,468
Total Commercial Papers (Cost $620,971,577) ................................
620,977,492
Repurchase Agreements 56.4%
d
Joint tri-party repurchase agreement with Bank of Nova Scotia
(The), 3.66%, 2/02/26 (Maturity Value $6,053,745)
Collateralized by U.S. Treasuries, 0.25% - 4.5%, 4/15/26 -
2/15/50 (valued at $6,174,831) ........................ 6,051,899 6,051,899
d
Joint tri-party repurchase agreement with Barclays Capital, Inc.,
3.66%, 2/02/26 (Maturity Value $20,179,149)
Collateralized by U.S. Treasury Notes, 4.125%, 5/31/32 (valued at $20,582,744) ................................... 20,172,996 20,172,996

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Term Investment Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Short Term Investments
(continued)
a a
Country
Principal
Amount
*
a
Value
a a a a a a
Repurchase Agreements
(continued)
d
Joint tri-party repurchase agreement with BNP Paribas SA,
3.67%, 2/02/26 (Maturity Value $34,588,506)
Collateralized by U.S. Treasuries, 3.375% - 4.5%, 8/31/26 -
11/15/44, U.S. Government and Agency Securities, 1.917%
- 7%, 1/1/29 - 1/1/56 and Agency Mortgage-Backed Securities,
4%, 2/20/50 (valued at $35,280,277) ................... 34,577,931 $ 34,577,931
d
Joint tri-party repurchase agreement with BofA Securities, Inc.,
3.67%, 2/02/26 (Maturity Value $28,499,035)
Collateralized by U.S. Government and Agency Securities,
1.5% - 6.5%, 1/1/36 - 12/1/55 and Agency Mortgage-Backed
Securities, 6%, 11/20/65 (valued at $29,060,129) .......... 28,490,322 28,490,322
d
Joint tri-party repurchase agreement with Citigroup Global
Markets, Inc., 3.67%, 2/02/26 (Maturity Value $26,524,908)
Collateralized by U.S. Government and Agency Securities,
1.4% - 4.25%, 2/5/27 - 4/13/46 and Agency Mortgage-Backed
Securities, 5.35%, 2/15/67 (valued at $27,050,088) ........ 26,516,798 26,516,798
d
Joint tri-party repurchase agreement with HSBC Securities USA,
Inc., 3.68%, 2/02/26 (Maturity Value $121,075,094)
Collateralized by U.S. Government and Agency Securities, 2% -
7.5%, 2/1/30 - 12/1/55 (valued at $123,496,596) ........... 121,037,975 121,037,975
e
Tri-party repurchase agreement, 3.85%, 2/02/26 (Maturity Value
$25,008,021)
RBC Capital Markets LLC (perpetual maturity)
Collateralized by Corporate Bonds, 4.25% - 5.95%, 12/15/30
- 3/15/55 and Commercial Paper, 0%, 4/29/26 (valued at
$26,258,422) ..................................... 25,000,000 25,000,000
e
Tri-party repurchase agreement, 3.8%, 2/02/26 (Maturity Value
$25,007,917)
BNP Paribas SA (perpetual maturity)
Collateralized by Corporate Bonds, 2.5% - 7.5%, 9/27/26 -
5/2/84 (valued at $26,258,614) ........................ 25,000,000 25,000,000
e
Tri-party repurchase agreement with Goldman Sachs & Co. LLC,
3.68%, 2/02/26 (Maturity Value $318,034,501)
Collateralized by U.S. Government and Agency Securities, 2%
- 6%, 7/1/43 - 9/1/55 and Agency Mortgage-Backed Securities,
4% - 6.5%, 2/15/35 - 2/15/61 (valued at $324,295,741) ...... 317,937,000 317,937,000
e
Tri-party repurchase agreement with J.P. Morgan Securities LLC,
3.66%, 2/02/26 (Maturity Value $100,030,500)
Collateralized by U.S. Treasury Notes, 4%, 3/31/30 (valued at
$102,031,135) .................................... 100,000,000 100,000,000
e
Tri-party repurchase agreement with J.P. Morgan Securities LLC,
3.67%, 2/02/26 (Maturity Value $250,076,458)
Collateralized by U.S. Government and Agency Securities, 2% -
6%, 7/1/38 - 11/1/55 (valued at $255,077,988) ............ 250,000,000 250,000,000
Total Repurchase Agreements (Cost $954,784,921) ............................
954,784,921
Total Short Term Investments (Cost $1,696,006,816 ) ...........................
1,696,042,558
a
Total Investments (Cost $1,696,006,816) 100.2% ..............................
$1,696,042,558
Other Assets, less Liabilities (0.2)% .........................................
(3,904,809)
Net Assets 100.0% .........................................................
$1,692,137,749
a a a

Putnam Funds Trust
Schedule of Investments (unaudited)
Putnam Short Term Investment Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
The coupon rate shown represents the rate at period end.
b
The rate shown represents the yield at period end.
c
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At January 31, 2026, the aggregate value of these securities was $486,455,826, representing 28.7% of net assets.
d
See Note 1(b) regarding joint repurchase agreement.
e
See Note 1(b) regarding repurchase agreement.

Putnam Funds Trust
Financial Statements
Statement of Assets and Liabilities
January 31, 2026 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam
Short Term
Investment
Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $741,221,895
Cost - Unaffiliated repurchase agreements ...................................................... 954,784,921
Value - Unaffiliated issuers .................................................................. $741,257,637
Value - Unaffiliated repurchase agreements ...................................................... 954,784,921
Cash .................................................................................... 5,336
Receivables:
Capital shares sold ........................................................................ 8,998
Interest ................................................................................. 1,429,275
Other assets .............................................................................. 1,265
Total assets .......................................................................... 1,697,487,432
Liabilities:
Payables:
Capital shares redeemed ................................................................... 1,596
Administrative fees ........................................................................ 8,350
Transfer agent fees ........................................................................ 28,705
Trustees' fees and expenses ................................................................. 62,515
Distributions to shareholders ................................................................. 5,133,384
Accrued expenses and other liabilities ........................................................... 115,133
Total liabilities ......................................................................... 5,349,683
Net assets, at value ................................................................. $1,692,137,749
Net assets consist of:
Paid-in capital ............................................................................. $1,691,908,957
Total distributable earnings (losses) ............................................................. 228,792
Net assets, at value ................................................................. $1,692,137,749
Putnam
Short Term
Investment
Fund
Class G:
Net assets, at value ....................................................................... $10,520,736
Shares outstanding ........................................................................ 10,522,541
Net asset value and maximum offering price per share
a
............................................. $1.00
Class P:
Net assets, at value ....................................................................... $1,681,617,013
Shares outstanding ........................................................................ 1,681,386,416
Net asset value and maximum offering price per share
a
............................................. $1.00
a
Net asset value per share may not recalculate due to rounding.

Putnam Funds Trust
Financial Statements
Statement of Operations
for the six months ended January 31, 2026 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Putnam
Short Term
Investment
Fund
Investment income:
Interest:
Unaffiliated issuers ........................................................................ $36,222,417
Expenses:
Management fees (Note 3 a ) ................................................................... 2,171,566
Administrative fees (Note 3 b ) .................................................................. 19,165
Transfer agent fees: (Note 3c )
    Class G ................................................................................ 487
    Class P ................................................................................ 86,051
Custodian fees ............................................................................ 3,368
Reports to shareholders fees .................................................................. 9,831
Professional fees ........................................................................... 99,665
Trustees' fees and expenses (Note 3 d ) ........................................................... 38,801
Other .................................................................................... (18,484)
Total expenses ......................................................................... 2,410,450
Expenses waived/paid by affiliates (Note 3a) ................................................... (2,171,566)
Net expenses ......................................................................... 238,884
Net investment income ................................................................ 35,983,533
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 36,874
Net realized and unrealized gain (loss) ............................................................ 36,874
Net increase (decrease) in net assets resulting from operations .......................................... $36,020,407

Putnam Funds Trust
Financial Statements
Statement of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Putnam Short Term Investment Fund
Six Months Ended
January 31, 2026
(unaudited)
Year Ended
July 31, 2025
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $35,983,533 $107,820,305
Net realized gain (loss) ................................................. — 194,342
Net change in unrealized appreciation (depreciation) ........................... 36,874 (241,075)
Net increase (decrease) in net assets resulting from operations ................ 36,020,407 107,773,572
Distributions to shareholders:
Class G ............................................................ (201,885) (368,238)
Class P ............................................................. (35,781,684) (107,460,788)
Total distributions to shareholders .......................................... (35,983,569) (107,829,026)
Capital share transactions: (Note 2 )
Class G ............................................................ 834,928 4,524,959
Class P ............................................................. 85,074,810 (948,466,174)
Total capital share transactions ............................................ 85,909,738 (943,941,215)
Net increase (decrease) in net assets ................................... 85,946,576 (943,996,669)
Net assets:
Beginning of period ..................................................... 1,606,191,173 2,550,187,842
End of period .......................................................... $1,692,137,749 $1,606,191,173

Putnam Funds Trust
Notes to Financial Statements (unaudited)
Putnam Short Term Investment Fund

franklintempleton.com
Semiannual Report
1. Organization and Significant Accounting Policies
Putnam Funds Trust (Trust) is registered under the
Investment Company Act of 1940 (1940 Act) as an open-end
management investment company, consisting of fourteen
separate funds. The Trust follows the accounting and
reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946. Putnam
Short Term Investment Fund (Fund) is included in this report.
The Fund offers two classes of shares: Class G and Class
P. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters
affecting a single class, its exchange privilege and fees due to differing arrangements for distribution and transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
Securities are valued at amortized cost, which approximates
fair value. Amortized cost is an income-based approach
which involves valuing an instrument at its cost and
thereafter assuming a constant amortization to maturity of
any discount or premium. Under compliance policies and
procedures approved by the Trust's Board of Trustees (the
Board), the Board has designated the Fund's investment
manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted
by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee
(VC).
b. Repurchase Agreements
The Fund enters into repurchase agreements. Repurchase
agreements are accounted for as a loan by the Fund to the
seller, collateralized by securities which are delivered to the
Fund's custodian. The fair value, including accrued interest, of the initial collateralization is required to be at least 102%
of the dollar amount invested by the Fund, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. The Fund may also enter into
joint repurchase agreements whereby its uninvested cash
balance is deposited into a joint cash account with other
funds managed by the investment manager or an affiliate
of the investment manager and is used to invest in one or
more repurchase agreements. The value and face amount
of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. Repurchase agreements
are subject to the terms of Master Repurchase Agreements
(MRAs) with approved counterparties (sellers). The MRAs
contain various provisions, including but not limited to events of default and maintenance of collateral for repurchase
agreements. In the event of default by either the seller or
the Fund, certain MRAs may permit the non-defaulting party
to net and close-out all transactions, if any, traded under
such agreements. The Fund may sell securities it holds as
collateral and apply the proceeds towards the repurchase
price and any other amounts owed by the seller to the Fund
in the event of default by the seller. This could involve costs or delays in addition to a loss on the securities if their value falls below the repurchase price owed by the seller. All
repurchase agreements held by the Fund at period end, as
indicated in the Schedule of Investments, had been entered
into on January 30, 2026.
c. Income Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of January 31, 2026, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
d. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Income
received from the Portfolio and estimated expenses are

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Term Investment Fund
(continued)
accrued daily. Dividends from net investment income are
normally declared and distributed daily; these dividends may be reinvested or paid monthly to shareholders. Distributions from net realized capital gains and other distributions, if any, are recorded on the ex-dividend date. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
e. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
f. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At January 31, 2026, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares at $1.00 per share were as follows:
Six Months Ended
January 31, 2026
Year Ended
July 31, 2025
Shares Amount Shares Amount
Class G Shares:
Shares sold ................................... 2,842,229 $2,842,229 8,053,822 $8,053,822
Shares issued in reinvestment of distributions .......... 202,982 202,982 363,668 363,668
Shares redeemed ............................... (2,210,283) (2,210,283) (3,892,531) (3,892,531)
Net increase (decrease) .......................... 834,928 $834,928 4,524,959 $4,524,959
Class P Shares:
Shares sold ................................... 8,248,952,347 $8,248,952,347 17,697,649,490 $17,697,649,490
Shares redeemed ............................... (8,163,877,537) (8,163,877,537) (18,646,115,664) (18,646,115,664)
Net increase (decrease) .......................... 85,074,810 $85,074,810 (948,466,174) $(948,466,174)
1. Organization and Significant Accounting Policies
(continued)
d. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Term Investment Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays Advisers for management and investment advisory services monthly based on the average net assets of the fund. Such fee is based on the annual rate of 0.25% of the average net assets of the Fund. Advisers has contractually agreed to waive its management fee from the Fund through November 2026.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Transfer Agent Fees
PSERV, an affiliate of Advisers, provides investor servicing agent functions to the Fund. PSERV was paid a monthly fee for investor servicing at an annual rate of 0.01% of the Fund’s average daily net assets.
d. Trustee Fees
The Fund has adopted a Trustee Fee Deferral Plan (the Deferral Plan) which allows the Trustees to defer the receipt of all or a portion of Trustees' fees payable from July 1, 1995 through December 31, 2023. The deferred fees remain invested in certain
Putnam funds until distribution in accordance with the Deferral Plan.
The Fund has adopted an unfunded noncontributory defined benefit pension plan (the Pension Plan) covering all Trustees of the Fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension
Plan are equal to 50% of the Trustee's average annual attendance and retainer fees for the three years ended December 31,
2005. The retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the Fund is included in the Trustees' fees and expenses in the Statement of Operations. Accrued pension liability is included in Payable for Trustees' fees and expenses in the Statement of Assets and Liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.
4. Expense Offset Arrangement
The Fund has entered into arrangements with PSERV whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s transfer agent fees. During the period ended January 31, 2026, there were no credits earned.
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Putnam Investment Management, LLC (Putnam Management) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Putnam Investor Services, Inc. (PSERV) Transfer agent

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Term Investment Fund
(continued)
5. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At July 31, 2025, the capital loss carryforwards were as follows:
At January 31, 2026, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
6. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2026, aggregated
$47,850,000 and $139,830,000, respectively.
7. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
Money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such financial instruments were valued using Level 2 inputs.
At January 31, 2026, all of the Fund's investments in financial instruments carried at fair value were valued using Level 2 inputs.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 1
Cost of investments .......................................................................... $1,696,006,816
Unrealized appreciation ........................................................................ $89,589
Unrealized depreciation ........................................................................ (53,847)
Net unrealized appreciation (depreciation) .......................................................... $35,742

Putnam Funds Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Putnam Short Term Investment Fund
(continued)
8. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The portfolio managers assigned to the
Fund within the Fund’s Investment manager serve as the Chief Operating Decision Maker (“CODM”) and are responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy.
Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
9. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

Putnam Funds Trust

franklintempleton.com
Semiannual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

39210-SFSOI 03/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	During the period covered by this report, the Registrant transitioned to a new third-party service provider who performs certain accounting and administrative services for the Registrant that are subject to Franklin Templeton’s oversight.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Putnam Funds Trust

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer

Date:	March 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Principal Financial Officer

Date:	March 26, 2026